Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net income	$ 520	$ 686	$ 2,212	$ 1,417
Items that may be reclassified to net income:
Foreign currency translation	(484)	95	(515)	25
Cash flow hedges	(35)	41	66	95
Equity accounted investments	20	4	73	27
Items that will not be reclassified to net income:
Securities - fair value through other comprehensive loss ("FVTOCI")	(19)	(2)	(20)	(2)
Share of revaluation deficit on equity accounted investments	0	(1)	0	(1)
Net remeasurement (losses) on defined benefit obligations	1	0	1	0
Revaluation deficit	0	(99)	0	(99)
Other comprehensive loss	(517)	38	(395)	45
Total comprehensive income	3	724	1,817	1,462
Limited partners
Net income	144	148	395	274
Other comprehensive (loss) income	(130)	52	(95)	69
Comprehensive income attributable to Limited partners	14	200	300	343
Redeemable/exchangeable and special limited partnership units
Net income	256	156	705	284
Other comprehensive (loss) income	(232)	52	(170)	71
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	24	208	535	355
Limited partnership units of Brookfield Office Properties Exchange LP
Net income	0	1	0	2
Other comprehensive income	0	0	0	0
Comprehensive income attributable to Limited partnership units of Brookfield Office Properties Exchange LP	0	1	0	2
FV LTIP units of the Operating Partnership
Net income	0	1	2	1
Other comprehensive (loss)	(1)	0	(1)	0
Comprehensive income attributable to FV LTIP Units of the Operating Partnership	(1)	1	1	1
Class A shares of Brookfield Property Retail Holding LLC
Net income	0	13	0	24
Other comprehensive income	0	4	0	6
Comprehensive income attributable to Class A shares of Brookfield Property REIT Inc.	0	17	0	30
Interests of others in operating subsidiaries and properties
Net income	120	367	1,110	832
Other comprehensive (loss)	(154)	(70)	(129)	(101)
Comprehensive Income (Loss), Portion Attributable To Other Noncontrolling Interests	(34)	297	981	731
Total comprehensive income	$ 3	$ 724	$ 1,817	$ 1,462